Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 11,374,996	$ 15,864,773	$ 19,433,945
Cost of revenues
Total cost of revenues		(6,253,455)	(6,952,560)	(10,921,753)
Gross Profit		5,121,541	8,912,213	8,512,192
Operating Expenses
Selling and marketing expenses		(1,490,594)	(4,010,382)	(6,710,757)
General and administrative expenses		(9,814,087)	(4,990,647)	(6,697,309)
Research and development expenses		(8,085)	(252,451)	(514,411)
Loss from disposal of property and equipment				(1,719,442)
Impairment of goodwill				(5,617,865)
Impairment of intangible assets				(536,206)
Total Operating Expenses		(11,312,766)	(9,253,480)	(21,795,990)
Loss from Operations		(6,191,225)	(341,267)	(13,283,798)
Interest income, net		343,128	243,008	237,054
Other income, net		79,412	160,015	1,069,745
(Loss) Income Before Income Taxes		(5,768,685)	61,756	(11,976,999)
Income tax (expenses) benefits		(46,182)	(335,169)	669,760
Net Loss		(5,814,867)	(273,413)	(11,307,239)
Net loss attributable to noncontrolling interests		(495,286)	(369,816)	(28,672)
Net Loss Attributable to Zhongchao Inc.’s shareholders		(6,310,153)	(643,229)	(11,335,911)
Other Comprehensive Loss
Foreign currency translation adjustment		556,434	(561,618)	(809,403)
Comprehensive Loss		(5,258,433)	(835,031)	(12,116,642)
Total comprehensive (loss) income attributable to noncontrolling interests		(654,124)	(281,757)	59,654
Total Comprehensive Loss Attributable to Zhongchao Inc.’s Shareholders		$ (5,912,557)	$ (1,116,788)	$ (12,056,988)
Weighted Average Number of Ordinary Share Outstanding *
Weighted Average Number of Ordinary Share Outstanding Basic (in Shares)	[1]	3,418,290	650,678	325,419
Weighted Average Number of Ordinary Share Outstanding Diluted (in Shares)	[1]	3,418,290	650,678	325,419
Loss per Share
Loss per Share Basic (in Dollars per share)		$ (1.85)	$ (0.99)	$ (34.83)
Loss per Share Diluted (in Dollars per share)		$ (1.85)	$ (0.99)	$ (34.83)
Service
Revenues
Total revenues		$ 10,678,554	$ 13,712,964	$ 10,406,734
Cost of revenues
Total cost of revenues		(5,665,996)	(5,510,088)	(5,162,425)
Product
Revenues
Total revenues		696,442	2,151,809	9,027,211
Cost of revenues
Total cost of revenues		$ (587,459)	$ (1,442,472)	$ (5,759,328)

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).